Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 3,163	$ 3,087	$ 2,813
Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,744	2,622	2,420
All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	279	305	313
Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	150	151	96
Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	(10)	9	(16)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,859	1,833	1,712
Machinery, Energy & Transportation | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	2,253	2,273	2,082
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	1,859	1,833	1,712
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	279	305	313
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	150	151	96
Machinery, Energy & Transportation | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	(35)	(16)	(39)
Financial Products | Business
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	910	814	731
Financial Products | Business | Reportable segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	885	789	708
Financial Products | Business | All Other operating segments
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	0	0	0
Financial Products | Business | Other
Reconciliation of Depreciation and amortization:
Total depreciation and amortization	$ 25	$ 25	$ 23